Fee and commission income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collection and payment services:
Bills	R$ 961,360	R$ 1,040,113	R$ 1,097,170
Demand accounts	2,965,171	2,940,423	2,917,271
Cards (Credit and Debit) and Acquiring Services	6,663,921	6,528,718	5,890,549
Checks and other	87,459	98,884	109,014
Orders	1,095,150	905,907	751,766
Total	11,773,061	11,514,045	10,765,770
Marketing of non-Banking financial products:
Investment funds	573,929	510,695	568,455
Insurance and brokerage commissions	4,183,116	3,646,974	3,524,201
Capitalization plans	622,573	712,660	803,052
Total	5,379,618	4,870,329	4,895,708
Securities services:
Securities underwriting and placement	1,077,297	1,167,677	1,017,763
Securities trading	329,009	291,167	325,960
Administration and custody	984,656	898,058	704,936
Asset management	418	1,645	890
Total	2,391,380	2,358,547	2,049,549
Other:
Foreign exchange	1,835,203	1,856,492	1,888,194
Financial guarantees	884,711	757,770	678,908
Other fees and commissions	1,401,014	1,097,595	959,594
Total	4,120,928	3,711,857	3,526,696
Total	R$ 23,664,987	R$ 22,454,778	R$ 21,237,723